PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.7%
Asset-Backed Securities 6.1%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	5.633%(c)	04/20/32	2,000	$1,962,183
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.353(c)	04/20/35	2,250	2,185,355
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.249(c)	04/18/35	1,500	1,439,701
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	5.443(c)	07/20/34	1,000	966,303
Battalion CLO Ltd.,
Series 2018-12A, Class A2R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	6.100(c)	05/17/31	4,500	4,385,368
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.429(c)	01/17/33	2,250	2,199,468

Elevation CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	5.568(c)	01/25/35	1,000	970,413
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	5.449(c)	01/16/33	2,250	2,191,301
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.334(c)	01/18/34	1,250	1,213,929
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.243(c)	10/20/32	2,250	2,195,848
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	5.703(c)	07/20/32	4,000	3,906,437
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	5.388(c)	10/25/28	539	535,370

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	5.319%(c)	04/15/34	5,500	$5,306,232

Total Asset-Backed Securities (cost $30,111,933)				29,457,908
Commercial Mortgage-Backed Securities 6.1%
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	6,000	5,228,275
Fannie Mae-Aces,
Series 2021-M1G, Class A2	1.516(cc)	11/25/30	2,500	2,002,804
Series 2022-M03, Class A2	1.764(cc)	11/25/31	8,500	6,823,777
Series 2022-M13, Class A2	2.680	06/25/32	5,000	4,292,204
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0151, Class A3	3.511	04/25/30	900	854,921
Series K0152, Class A2	3.080	01/25/31	375	337,532
Series K1513, Class A3	2.797	08/25/34	6,500	5,467,434
Series K1514, Class A2	2.859	10/25/34	5,217	4,451,094

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/17/49	159	157,263

Total Commercial Mortgage-Backed Securities (cost $34,417,499)				29,615,304
Corporate Bonds 0.6%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,056,915
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	1,005	863,169

Total Corporate Bonds (cost $3,110,933)				2,920,084
Residential Mortgage-Backed Securities 0.0%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)	4.664(c)	10/25/28	18	16,909

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	3.657%(cc)	02/25/34	87	$81,420

Total Residential Mortgage-Backed Securities (cost $106,096)				98,329
U.S. Government Agency Obligations 46.0%
Federal Farm Credit Bank	5.480	06/27/42	1,000	968,759
Federal Home Loan Bank(k)	3.250	11/16/28	435	420,521
Federal Home Loan Bank	4.250	09/10/32	370	365,355
Federal Home Loan Mortgage Corp.	1.500	11/01/50	863	674,527
Federal Home Loan Mortgage Corp.	2.000	01/01/32	196	180,350
Federal Home Loan Mortgage Corp.	2.000	05/01/51	949	784,379
Federal Home Loan Mortgage Corp.	2.500	05/01/28	498	474,745
Federal Home Loan Mortgage Corp.	2.500	05/01/28	612	583,741
Federal Home Loan Mortgage Corp.	2.500	03/01/30	410	388,834
Federal Home Loan Mortgage Corp.	2.500	09/01/31	256	242,004
Federal Home Loan Mortgage Corp.	2.500	10/01/32	332	313,487
Federal Home Loan Mortgage Corp.	2.500	11/01/46	1,031	899,289
Federal Home Loan Mortgage Corp.	2.500	04/01/51	5,469	4,700,691
Federal Home Loan Mortgage Corp.	2.500	08/01/51	4,564	3,919,431
Federal Home Loan Mortgage Corp.	2.500	09/01/51	482	413,998
Federal Home Loan Mortgage Corp.	3.000	10/01/28	69	66,098
Federal Home Loan Mortgage Corp.	3.000	06/01/29	230	222,831
Federal Home Loan Mortgage Corp.	3.000	12/01/30	303	292,063
Federal Home Loan Mortgage Corp.	3.000	01/01/37	474	450,002
Federal Home Loan Mortgage Corp.	3.000	04/01/43	758	695,942
Federal Home Loan Mortgage Corp.	3.000	07/01/43	808	742,339
Federal Home Loan Mortgage Corp.	3.000	10/01/46	329	297,261
Federal Home Loan Mortgage Corp.	3.000	11/01/46	283	255,141
Federal Home Loan Mortgage Corp.	3.000	12/01/46	264	238,445
Federal Home Loan Mortgage Corp.	3.000	01/01/47	913	823,852
Federal Home Loan Mortgage Corp.	3.000	03/01/47	207	187,147
Federal Home Loan Mortgage Corp.	3.000	06/01/50	739	659,066
Federal Home Loan Mortgage Corp.	3.500	11/01/37	208	200,652
Federal Home Loan Mortgage Corp.	3.500	06/01/42	533	503,696
Federal Home Loan Mortgage Corp.	3.500	06/01/43	369	347,863
Federal Home Loan Mortgage Corp.	3.500	07/01/43	1,136	1,070,263
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,289	1,210,660
Federal Home Loan Mortgage Corp.	3.500	08/01/47	970	906,130
Federal Home Loan Mortgage Corp.	3.500	10/01/47	89	83,305
Federal Home Loan Mortgage Corp.	3.500	05/01/52	1,500	1,374,874

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	3.500%	08/01/52	500	$458,163
Federal Home Loan Mortgage Corp.	4.000	06/01/26	24	24,043
Federal Home Loan Mortgage Corp.	4.000	09/01/26	75	75,220
Federal Home Loan Mortgage Corp.	4.000	11/01/37	3,339	3,264,447
Federal Home Loan Mortgage Corp.	4.000	11/01/39	447	436,000
Federal Home Loan Mortgage Corp.	4.000	09/01/40	247	241,158
Federal Home Loan Mortgage Corp.	4.000	12/01/40	157	152,712
Federal Home Loan Mortgage Corp.	4.000	12/01/40	204	199,134
Federal Home Loan Mortgage Corp.	4.000	04/01/42	343	334,973
Federal Home Loan Mortgage Corp.	4.000	04/01/42	498	487,097
Federal Home Loan Mortgage Corp.	4.000	05/01/46	479	466,988
Federal Home Loan Mortgage Corp.	4.000	08/01/46	133	129,522
Federal Home Loan Mortgage Corp.	4.000	12/01/46	121	117,733
Federal Home Loan Mortgage Corp.	4.000	07/01/47	253	244,723
Federal Home Loan Mortgage Corp.	4.000	08/01/47	87	83,719
Federal Home Loan Mortgage Corp.	4.000	08/01/47	267	257,879
Federal Home Loan Mortgage Corp.	4.000	06/01/48	61	58,318
Federal Home Loan Mortgage Corp.	4.000	11/01/48	117	112,915
Federal Home Loan Mortgage Corp.	4.500	09/01/39	597	598,834
Federal Home Loan Mortgage Corp.	4.500	07/01/47	91	89,635
Federal Home Loan Mortgage Corp.	4.500	07/01/47	98	96,934
Federal Home Loan Mortgage Corp.	4.500	08/01/47	303	301,061
Federal Home Loan Mortgage Corp.	5.000	06/01/33	354	365,738
Federal Home Loan Mortgage Corp.	5.000	03/01/34	21	21,203
Federal Home Loan Mortgage Corp.	5.000	05/01/34	35	36,547
Federal Home Loan Mortgage Corp.	5.000	05/01/34	255	261,609
Federal Home Loan Mortgage Corp.	5.000	02/01/48	127	129,037
Federal Home Loan Mortgage Corp.	5.000	09/01/52	4,002	3,985,627
Federal Home Loan Mortgage Corp.	5.500	05/01/37	49	51,326
Federal Home Loan Mortgage Corp.	5.500	01/01/38	40	42,103
Federal Home Loan Mortgage Corp.	6.000	12/01/33	20	20,264
Federal Home Loan Mortgage Corp.	6.000	09/01/34	82	83,750
Federal Home Loan Mortgage Corp.	6.250	07/15/32	460	538,444
Federal Home Loan Mortgage Corp.	6.500	09/01/32	28	28,395
Federal Home Loan Mortgage Corp.	6.500	09/01/32	57	58,502
Federal Home Loan Mortgage Corp.	6.750	03/15/31	370	439,018
Federal Home Loan Mortgage Corp.	7.000	09/01/32	24	24,269
Federal Home Loan Mortgage Corp., MTN	1.899(s)	11/15/38	2,500	1,205,283
Federal National Mortgage Assoc.	0.875	08/05/30	845	672,693
Federal National Mortgage Assoc.	1.500	10/01/50	400	312,702
Federal National Mortgage Assoc.	1.500	11/01/50	2,940	2,298,752
Federal National Mortgage Assoc.	1.500	12/01/50	2,174	1,699,802

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	2.000%	08/01/31	246	$226,688
Federal National Mortgage Assoc.	2.000	05/01/36	2,392	2,158,636
Federal National Mortgage Assoc.	2.000	06/01/40	661	568,559
Federal National Mortgage Assoc.	2.000	02/01/41	5,585	4,813,492
Federal National Mortgage Assoc.	2.000	05/01/41	2,139	1,843,946
Federal National Mortgage Assoc.	2.000	09/01/50	4,720	3,910,656
Federal National Mortgage Assoc.(k)	2.000	10/01/50	12,538	10,407,241
Federal National Mortgage Assoc.	2.000	11/01/50	931	770,647
Federal National Mortgage Assoc.	2.000	01/01/51	1,239	1,024,989
Federal National Mortgage Assoc.	2.000	01/01/51	1,767	1,462,440
Federal National Mortgage Assoc.	2.000	02/01/51	440	363,357
Federal National Mortgage Assoc.	2.000	05/01/51	2,357	1,948,231
Federal National Mortgage Assoc.	2.000	08/01/51	6,956	5,745,075
Federal National Mortgage Assoc.	2.000	10/01/51	1,786	1,475,039
Federal National Mortgage Assoc.	2.500	06/01/28	225	214,653
Federal National Mortgage Assoc.	2.500	08/01/28	248	235,723
Federal National Mortgage Assoc.	2.500	08/01/29	50	47,779
Federal National Mortgage Assoc.	2.500	11/01/31	180	169,652
Federal National Mortgage Assoc.	2.500	05/01/41	852	756,769
Federal National Mortgage Assoc.	2.500	06/01/41	1,331	1,166,288
Federal National Mortgage Assoc.	2.500	02/01/43	148	128,584
Federal National Mortgage Assoc.	2.500	12/01/46	671	584,222
Federal National Mortgage Assoc.	2.500	01/01/50	1,471	1,271,806
Federal National Mortgage Assoc.	2.500	03/01/50	213	184,077
Federal National Mortgage Assoc.	2.500	05/01/50	1,150	994,493
Federal National Mortgage Assoc.	2.500	06/01/50	562	483,970
Federal National Mortgage Assoc.	2.500	08/01/50	4,673	4,023,544
Federal National Mortgage Assoc.	2.500	09/01/50	4,903	4,220,211
Federal National Mortgage Assoc.	2.500	10/01/50	4,130	3,557,589
Federal National Mortgage Assoc.	2.500	04/01/51	5,531	4,754,043
Federal National Mortgage Assoc.	2.500	05/01/51	2,955	2,538,985
Federal National Mortgage Assoc.	2.500	07/01/51	537	461,224
Federal National Mortgage Assoc.	2.500	09/01/51	754	647,282
Federal National Mortgage Assoc.	2.500	10/01/51	956	820,074
Federal National Mortgage Assoc.	2.500	11/01/51	1,942	1,667,811
Federal National Mortgage Assoc.	2.500	04/01/52	246	210,896
Federal National Mortgage Assoc.	2.500	04/01/52	947	810,506
Federal National Mortgage Assoc.	2.500	05/01/52	963	829,304
Federal National Mortgage Assoc.	3.000	TBA	6,500	5,752,174
Federal National Mortgage Assoc.	3.000	01/01/27	171	165,469
Federal National Mortgage Assoc.	3.000	08/01/28	404	388,618
Federal National Mortgage Assoc.	3.000	02/01/31	333	319,167

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	3.000%	11/01/36	175	$165,360
Federal National Mortgage Assoc.	3.000	12/01/42	820	752,755
Federal National Mortgage Assoc.	3.000	02/01/43	384	352,619
Federal National Mortgage Assoc.	3.000	03/01/43	307	281,417
Federal National Mortgage Assoc.	3.000	04/01/43	358	328,163
Federal National Mortgage Assoc.	3.000	06/01/43	155	142,383
Federal National Mortgage Assoc.	3.000	06/01/43	307	282,020
Federal National Mortgage Assoc.	3.000	07/01/43	1,058	970,895
Federal National Mortgage Assoc.	3.000	09/01/46	822	741,791
Federal National Mortgage Assoc.	3.000	11/01/46	986	890,142
Federal National Mortgage Assoc.	3.000	11/01/46	1,064	959,310
Federal National Mortgage Assoc.	3.000	01/01/47	130	117,946
Federal National Mortgage Assoc.	3.000	04/01/47	2,161	1,945,547
Federal National Mortgage Assoc.	3.000	12/01/49	284	253,711
Federal National Mortgage Assoc.	3.000	12/01/49	640	570,476
Federal National Mortgage Assoc.	3.000	01/01/50	43	38,801
Federal National Mortgage Assoc.	3.000	06/01/50	269	239,818
Federal National Mortgage Assoc.	3.000	06/01/50	726	646,677
Federal National Mortgage Assoc.	3.000	03/01/52	2,872	2,543,771
Federal National Mortgage Assoc.	3.000	04/01/52	483	428,471
Federal National Mortgage Assoc.	3.000	04/01/52	979	874,973
Federal National Mortgage Assoc.	3.000	04/01/52	3,372	2,988,751
Federal National Mortgage Assoc.	3.000	05/01/52	3,848	3,442,877
Federal National Mortgage Assoc.	3.500	TBA	2,500	2,289,258
Federal National Mortgage Assoc.	3.500	12/01/30	35	34,447
Federal National Mortgage Assoc.	3.500	11/01/32	1,094	1,062,422
Federal National Mortgage Assoc.	3.500	02/01/33	61	59,548
Federal National Mortgage Assoc.	3.500	05/01/33	101	97,604
Federal National Mortgage Assoc.	3.500	10/01/41	767	723,767
Federal National Mortgage Assoc.	3.500	12/01/41	232	218,915
Federal National Mortgage Assoc.	3.500	03/01/42	284	268,205
Federal National Mortgage Assoc.	3.500	05/01/42	1,025	966,591
Federal National Mortgage Assoc.	3.500	07/01/42	363	342,649
Federal National Mortgage Assoc.	3.500	12/01/42	789	743,800
Federal National Mortgage Assoc.	3.500	03/01/43	254	238,727
Federal National Mortgage Assoc.	3.500	06/01/45	1,706	1,599,321
Federal National Mortgage Assoc.	3.500	01/01/46	445	414,211
Federal National Mortgage Assoc.	3.500	12/01/46	809	756,774
Federal National Mortgage Assoc.	3.500	03/01/48	1,563	1,457,356
Federal National Mortgage Assoc.	3.500	04/01/48	1,321	1,233,718
Federal National Mortgage Assoc.	3.500	11/01/48	883	824,454
Federal National Mortgage Assoc.	4.000	TBA	500	472,793

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	4.000%	07/01/37	2,079	$2,033,950
Federal National Mortgage Assoc.	4.000	09/01/40	449	437,685
Federal National Mortgage Assoc.	4.000	01/01/41	511	497,910
Federal National Mortgage Assoc.	4.000	09/01/44	340	332,249
Federal National Mortgage Assoc.	4.000	06/01/47	1,266	1,225,346
Federal National Mortgage Assoc.	4.000	06/01/47	1,317	1,274,501
Federal National Mortgage Assoc.	4.000	08/01/47	272	263,416
Federal National Mortgage Assoc.	4.000	09/01/47	1,580	1,530,143
Federal National Mortgage Assoc.	4.000	10/01/47	81	78,548
Federal National Mortgage Assoc.	4.000	10/01/47	790	762,512
Federal National Mortgage Assoc.	4.000	11/01/47	913	882,596
Federal National Mortgage Assoc.	4.000	12/01/47	187	180,376
Federal National Mortgage Assoc.	4.000	06/01/48	89	85,798
Federal National Mortgage Assoc.	4.500	04/01/41	366	367,023
Federal National Mortgage Assoc.	4.500	05/01/41	338	338,521
Federal National Mortgage Assoc.	4.500	01/01/45	116	116,700
Federal National Mortgage Assoc.	4.500	12/01/47	808	795,715
Federal National Mortgage Assoc.	4.500	06/01/48	168	166,639
Federal National Mortgage Assoc.	4.500	10/01/48	658	651,515
Federal National Mortgage Assoc.	4.500	06/01/52	1,102	1,072,818
Federal National Mortgage Assoc.	4.500	09/01/52	993	967,294
Federal National Mortgage Assoc.	5.000	TBA	1,000	995,000
Federal National Mortgage Assoc.	5.000	12/01/31	53	52,661
Federal National Mortgage Assoc.	5.000	03/01/34	170	175,181
Federal National Mortgage Assoc.	5.000	07/01/35	64	66,249
Federal National Mortgage Assoc.	5.000	09/01/35	44	45,152
Federal National Mortgage Assoc.	5.000	11/01/35	56	57,274
Federal National Mortgage Assoc.	5.000	05/01/36	25	25,417
Federal National Mortgage Assoc.	5.000	07/01/52	975	971,325
Federal National Mortgage Assoc.	5.500	TBA	7,500	7,585,141
Federal National Mortgage Assoc.	5.500	02/01/34	165	172,772
Federal National Mortgage Assoc.	5.500	09/01/34	303	316,564
Federal National Mortgage Assoc.	5.500	02/01/35	205	209,596
Federal National Mortgage Assoc.	5.500	06/01/35	51	52,007
Federal National Mortgage Assoc.	5.500	06/01/35	88	88,887
Federal National Mortgage Assoc.	5.500	09/01/35	81	81,900
Federal National Mortgage Assoc.	5.500	09/01/35	161	163,334
Federal National Mortgage Assoc.	5.500	10/01/35	166	169,573
Federal National Mortgage Assoc.	5.500	11/01/35	104	105,798
Federal National Mortgage Assoc.	5.500	11/01/35	140	142,189
Federal National Mortgage Assoc.	5.500	11/01/36	4	4,432
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	442

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	6.000%	11/01/33	—(r)	$377
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	227
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	105
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	168
Federal National Mortgage Assoc.	6.000	09/01/34	12	12,255
Federal National Mortgage Assoc.	6.000	09/01/34	15	15,716
Federal National Mortgage Assoc.	6.000	11/01/34	3	3,468
Federal National Mortgage Assoc.	6.000	11/01/34	24	25,122
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	113
Federal National Mortgage Assoc.	6.000	03/01/35	5	5,510
Federal National Mortgage Assoc.	6.000	04/01/35	—(r)	387
Federal National Mortgage Assoc.	6.000	12/01/35	56	57,041
Federal National Mortgage Assoc.	6.000	01/01/36	147	150,281
Federal National Mortgage Assoc.	6.000	05/01/36	40	41,145
Federal National Mortgage Assoc.	6.000	05/01/36	254	264,842
Federal National Mortgage Assoc.	6.500	07/01/32	297	305,721
Federal National Mortgage Assoc.	6.500	08/01/32	143	146,934
Federal National Mortgage Assoc.	6.500	09/01/32	45	46,652
Federal National Mortgage Assoc.	6.500	10/01/32	54	55,987
Federal National Mortgage Assoc.	6.500	10/01/32	298	308,416
Federal National Mortgage Assoc.	6.500	10/01/37	196	205,051
Federal National Mortgage Assoc.(k)	6.625	11/15/30	685	806,117
Federal National Mortgage Assoc.	7.000	05/01/24	2	1,876
Federal National Mortgage Assoc.	7.000	05/01/24	3	2,915
Federal National Mortgage Assoc.	7.000	05/01/24	13	12,891
Federal National Mortgage Assoc.	7.000	12/01/31	91	91,752
Federal National Mortgage Assoc.	7.000	09/01/33	56	55,986
Federal National Mortgage Assoc.	7.000	11/01/33	58	58,251
Federal National Mortgage Assoc.	9.000	04/01/25	1	646
Federal National Mortgage Assoc.	9.500	01/01/25	—(r)	250
Federal National Mortgage Assoc.	9.500	01/01/25	3	2,831
Federal National Mortgage Assoc.	9.500	02/01/25	—(r)	460
Government National Mortgage Assoc.	2.000	09/20/51	1,446	1,234,931
Government National Mortgage Assoc.	2.500	12/20/46	181	162,311
Government National Mortgage Assoc.	3.000	TBA	3,000	2,709,225
Government National Mortgage Assoc.	3.000	03/15/45	553	500,808
Government National Mortgage Assoc.	3.000	07/20/45	1,351	1,249,387
Government National Mortgage Assoc.	3.000	07/20/46	653	600,466
Government National Mortgage Assoc.	3.000	08/20/46	1,219	1,118,254
Government National Mortgage Assoc.	3.000	10/20/46	98	90,223
Government National Mortgage Assoc.	3.000	02/20/47	1,836	1,676,492
Government National Mortgage Assoc.	3.000	05/20/47	347	317,066

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	3.000%	12/20/47	124	$113,083
Government National Mortgage Assoc.	3.000	04/20/49	507	463,411
Government National Mortgage Assoc.	3.500	04/20/42	141	133,867
Government National Mortgage Assoc.	3.500	01/20/43	870	828,584
Government National Mortgage Assoc.	3.500	04/20/43	387	368,722
Government National Mortgage Assoc.	3.500	03/20/45	511	483,318
Government National Mortgage Assoc.	3.500	04/20/45	273	259,047
Government National Mortgage Assoc.	3.500	07/20/46	993	937,994
Government National Mortgage Assoc.	3.500	03/20/47	94	88,356
Government National Mortgage Assoc.	3.500	07/20/47	572	537,344
Government National Mortgage Assoc.	3.500	02/20/48	1,248	1,176,391
Government National Mortgage Assoc.	3.500	11/20/48	327	307,461
Government National Mortgage Assoc.	3.500	01/20/49	287	269,832
Government National Mortgage Assoc.	3.500	02/20/49	1,730	1,632,899
Government National Mortgage Assoc.	3.500	05/20/49	464	435,378
Government National Mortgage Assoc.	3.500	06/20/49	1,073	1,001,736
Government National Mortgage Assoc.	4.000	02/20/41	187	181,976
Government National Mortgage Assoc.	4.000	06/20/44	364	353,304
Government National Mortgage Assoc.	4.000	08/20/44	112	108,966
Government National Mortgage Assoc.	4.000	11/20/45	214	207,783
Government National Mortgage Assoc.	4.000	11/20/46	196	190,252
Government National Mortgage Assoc.	4.000	02/20/47	172	166,736
Government National Mortgage Assoc.	4.000	10/20/47	182	176,391
Government National Mortgage Assoc.	4.000	12/20/47	131	127,110
Government National Mortgage Assoc.	4.000	07/20/48	387	374,566
Government National Mortgage Assoc.	4.000	02/20/49	461	444,752
Government National Mortgage Assoc.	4.000	03/20/49	754	726,963
Government National Mortgage Assoc.	4.500	TBA	500	489,707
Government National Mortgage Assoc.	4.500	02/20/40	113	114,460
Government National Mortgage Assoc.	4.500	01/20/41	70	71,401
Government National Mortgage Assoc.	4.500	02/20/41	330	329,160
Government National Mortgage Assoc.	4.500	03/20/41	168	169,967
Government National Mortgage Assoc.	4.500	06/20/44	244	249,076
Government National Mortgage Assoc.	4.500	02/20/46	21	21,118
Government National Mortgage Assoc.	4.500	03/20/46	106	107,795
Government National Mortgage Assoc.	4.500	03/20/47	495	495,256
Government National Mortgage Assoc.	4.500	08/20/47	86	85,725
Government National Mortgage Assoc.	4.500	01/20/48	68	67,549
Government National Mortgage Assoc.	4.500	02/20/48	412	409,188
Government National Mortgage Assoc.	4.500	05/20/52	2,104	2,061,704
Government National Mortgage Assoc.	5.000	07/15/33	223	229,576
Government National Mortgage Assoc.	5.000	09/15/33	348	359,419

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	5.000%	04/15/34	14	$14,104
Government National Mortgage Assoc.	5.000	08/20/52	2,499	2,498,703
Government National Mortgage Assoc.	5.500	02/15/34	159	162,467
Government National Mortgage Assoc.	5.500	02/15/36	84	88,323
Government National Mortgage Assoc.	7.000	03/15/23	—(r)	32
Government National Mortgage Assoc.	7.000	04/15/23	—(r)	39
Government National Mortgage Assoc.	7.000	04/15/23	—(r)	226
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	9
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	32
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	39
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	64
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	91
Government National Mortgage Assoc.	7.000	05/15/23	1	726
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	9
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	113
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	146
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	160
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	415
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	7
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	8
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	30
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	33
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	48
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	65
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	76
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	79
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	253
Government National Mortgage Assoc.	7.000	07/15/23	2	2,429
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	16
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	21
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	79
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	125
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	197
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	200
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	204
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	276
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	313
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	367
Government National Mortgage Assoc.	7.000	08/15/23	1	895
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	26
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	70
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	112

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	09/15/23	—(r)	$147
Government National Mortgage Assoc.	7.000	09/15/23	1	634
Government National Mortgage Assoc.	7.000	09/15/23	1	1,489
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	18
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	23
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	36
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	49
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	84
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	88
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	105
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	105
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	135
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	139
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	172
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	187
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	226
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	247
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	262
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	269
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	466
Government National Mortgage Assoc.	7.000	10/15/23	3	2,574
Government National Mortgage Assoc.	7.000	10/15/23	3	2,705
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	17
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	60
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	61
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	93
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	96
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	109
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	215
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	294
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	320
Government National Mortgage Assoc.	7.000	11/15/23	1	537
Government National Mortgage Assoc.	7.000	11/15/23	1	559
Government National Mortgage Assoc.	7.000	11/15/23	1	584
Government National Mortgage Assoc.	7.000	11/15/23	1	709
Government National Mortgage Assoc.	7.000	11/15/23	1	1,105
Government National Mortgage Assoc.	7.000	11/15/23	1	1,311
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	26
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	96
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	106
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	108
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	179

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	—(r)	$189
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	233
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	252
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	301
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	342
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	403
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	410
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	493
Government National Mortgage Assoc.	7.000	12/15/23	1	523
Government National Mortgage Assoc.	7.000	12/15/23	1	913
Government National Mortgage Assoc.	7.000	12/15/23	1	1,435
Government National Mortgage Assoc.	7.000	12/15/23	2	1,748
Government National Mortgage Assoc.	7.000	12/15/23	2	1,957
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	65
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	77
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	267
Government National Mortgage Assoc.	7.000	01/15/24	1	672
Government National Mortgage Assoc.	7.000	01/15/24	1	986
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	105
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	241
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	444
Government National Mortgage Assoc.	7.000	02/15/24	1	1,469
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	31
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	138
Government National Mortgage Assoc.	7.000	03/15/24	1	512
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	3
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	126
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	196
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	237
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	383
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	485
Government National Mortgage Assoc.	7.000	04/15/24	2	1,575
Government National Mortgage Assoc.	7.000	04/15/24	2	2,044
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	36
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	111
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	227
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	229
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	379
Government National Mortgage Assoc.	7.000	05/15/24	1	519
Government National Mortgage Assoc.	7.000	05/15/24	1	660
Government National Mortgage Assoc.	7.000	05/15/24	1	701
Government National Mortgage Assoc.	7.000	05/15/24	2	2,397

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	06/15/24	—(r)	$3
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	20
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	77
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	103
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	415
Government National Mortgage Assoc.	7.000	06/15/24	1	784
Government National Mortgage Assoc.	7.000	06/15/24	1	1,000
Government National Mortgage Assoc.	7.000	06/15/24	1	1,267
Government National Mortgage Assoc.	7.000	06/15/24	2	2,188
Government National Mortgage Assoc.	7.000	07/15/24	—(r)	172
Government National Mortgage Assoc.	7.000	07/15/24	1	523
Government National Mortgage Assoc.	7.000	02/15/29	5	4,748
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	0
Government National Mortgage Assoc.	7.500	05/15/23	—(r)	496
Government National Mortgage Assoc.	7.500	06/15/23	—(r)	23
Government National Mortgage Assoc.	7.500	09/15/23	—(r)	160
Government National Mortgage Assoc.	7.500	10/15/23	—(r)	454
Government National Mortgage Assoc.	7.500	10/15/23	1	779
Government National Mortgage Assoc.	7.500	11/15/23	1	991
Government National Mortgage Assoc.	7.500	12/15/23	—(r)	162
Government National Mortgage Assoc.	7.500	12/15/23	—(r)	227
Government National Mortgage Assoc.	7.500	01/15/24	—(r)	4
Government National Mortgage Assoc.	7.500	01/15/24	—(r)	346
Government National Mortgage Assoc.	7.500	01/15/24	1	1,361
Government National Mortgage Assoc.	7.500	01/15/24	2	2,493
Government National Mortgage Assoc.	7.500	02/15/24	—(r)	137
Government National Mortgage Assoc.	7.500	02/15/24	1	1,335
Government National Mortgage Assoc.	7.500	03/15/24	1	877
Government National Mortgage Assoc.	7.500	04/15/24	—(r)	495
Government National Mortgage Assoc.	7.500	04/15/24	1	801
Government National Mortgage Assoc.	7.500	05/15/24	—(r)	70
Government National Mortgage Assoc.	7.500	06/15/24	—(r)	417
Government National Mortgage Assoc.	7.500	06/15/24	1	536
Government National Mortgage Assoc.	7.500	06/15/24	2	1,749
Government National Mortgage Assoc.	7.500	07/15/24	1	988
Government National Mortgage Assoc.	7.500	07/15/24	2	1,592
Government National Mortgage Assoc.	8.500	04/15/25	18	17,884
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	500	553,442
Resolution Funding Corp. Interest Strips, Bonds	2.776(s)	01/15/30	630	457,556
Resolution Funding Corp. Interest Strips, Bonds	3.564(s)	04/15/30	1,290	931,726
Resolution Funding Corp. Principal Strips, Bonds	3.114(s)	04/15/30	2,280	1,672,943
Resolution Funding Corp. Principal Strips, Bonds	3.341(s)	01/15/30	3,205	2,374,491

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Tennessee Valley Authority,
Sr. Unsec’d. Notes, Series A	2.875%	02/01/27	335	$320,587
Sr. Unsec’d. Notes, Series E	6.750	11/01/25	1,300	1,388,243

Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485	1,360,693
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	285	227,241
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	190,790
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,388,078

Total U.S. Government Agency Obligations (cost $244,326,729)				223,313,637
U.S. Treasury Obligations 39.9%
U.S. Treasury Bonds	2.000	11/15/41	15,080	10,984,837
U.S. Treasury Bonds	2.250	05/15/41	79,795	61,342,406
U.S. Treasury Bonds	2.500	02/15/46	11,755	9,003,595
U.S. Treasury Bonds	2.500	05/15/46	18,850	14,411,414
U.S. Treasury Bonds	2.750	08/15/47	5,300	4,250,766
U.S. Treasury Bonds	2.875	05/15/52	690	573,994
U.S. Treasury Bonds(k)	3.000	11/15/44	4,790	4,047,550
U.S. Treasury Bonds	3.625	08/15/43	280	263,856
U.S. Treasury Notes	1.500	11/30/28	18,145	15,915,150
U.S. Treasury Notes	2.875	05/15/28	17,080	16,270,034
U.S. Treasury Notes	3.125	11/15/28	10,510	10,119,980
U.S. Treasury Notes	3.875	11/30/27	899	902,652
U.S. Treasury Notes	3.875	11/30/29	1,480	1,492,950
U.S. Treasury Strips Coupon	0.768(s)	05/15/30	1,145	863,223
U.S. Treasury Strips Coupon	1.177(s)	05/15/29	4,580	3,578,662
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	150	71,584
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,550	1,935,172
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	180	79,193
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475	206,347
U.S. Treasury Strips Coupon	1.505(s)	11/15/41	2,445	1,118,396
U.S. Treasury Strips Coupon	1.510(s)	02/15/39	8,525	4,467,633
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	19,800	8,507,039
U.S. Treasury Strips Coupon	1.775(s)	02/15/40	1,505	752,500
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	73	53,039
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	210	98,741
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	1,057,271
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,409	1,052,017
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	300	158,590
U.S. Treasury Strips Coupon	2.085(s)	08/15/43	675	283,843
U.S. Treasury Strips Coupon	2.172(s)	02/15/28	675	552,498

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Strips Coupon	2.205%(s)	05/15/39	850	$441,668
U.S. Treasury Strips Coupon	2.228(s)	05/15/28	345	279,814
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	1,074,477
U.S. Treasury Strips Coupon	2.351(s)	11/15/40	3,415	1,648,538
U.S. Treasury Strips Coupon	2.353(s)	02/15/44	620	257,784
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,105	860,501
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	2,240	896,437
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	190	84,342
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	590	227,427
U.S. Treasury Strips Coupon	2.443(s)	08/15/44	480	194,231
U.S. Treasury Strips Coupon	2.480(s)	11/15/43	13,768	5,769,115
U.S. Treasury Strips Coupon	3.243(s)	02/15/46	9,895	3,772,469
U.S. Treasury Strips Coupon	3.398(s)	08/15/41	1,485	693,019
U.S. Treasury Strips Coupon	3.443(s)	02/15/42	6,830	3,085,773

Total U.S. Treasury Obligations (cost $239,869,695)				193,700,527

Total Long-Term Investments (cost $551,942,885)				479,105,789

	Shares
Short-Term Investment 6.1%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $29,750,455)	29,750,455	29,750,455

TOTAL INVESTMENTS 104.8% (cost $581,693,340)		508,856,244
Liabilities in excess of other assets(z) (4.8)%		(23,508,829)

Net Assets 100.0%		$485,347,415

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces—Alternative Credit Enhancements Securities
AID—Agency for International Development
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corporation
LIBOR—London Interbank Offered Rate

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
355	2 Year U.S. Treasury Notes	Mar. 2023	$72,902,579	$167,337
359	5 Year U.S. Treasury Notes	Mar. 2023	38,976,741	160,528
1,019	10 Year U.S. Treasury Notes	Mar. 2023	115,656,500	794,668
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	408,844	3,836
				1,126,369
Short Positions:
488	10 Year U.S. Ultra Treasury Notes	Mar. 2023	58,392,250	(296,309)
1,214	20 Year U.S. Treasury Bonds	Mar. 2023	154,178,000	(1,616,144)
				(1,912,453)
				$(786,084)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).